Pension and severance plans - Future benefit payments (Details 18) ¥ in Millions	12 Months Ended
Mar. 31, 2016 JPY (¥)
Pension and severance plans
Defined benefit plans, expected employer contribute for the next fiscal year	¥ 1,801
Japanese plans
Pension and severance plans
2017	857
2018	779
2019	1,090
2020	945
2021	914
Years 2022-2026	5,820
Foreign plans
Pension and severance plans
2017	1,092
2018	1,072
2019	1,159
2020	1,115
2021	1,250
Years 2022-2026	¥ 5,662